         As filed with the Securities and Exchange Commission on October 8, 1999

                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526

-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               -------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                         Pre-Effective Amendment No.                       [ ]
                                                    --


                        Post-Effective Amendment No. 62                    [X]
                                                     --

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                              Amendment No. 64                             [X]
                                            --


                               THE COVENTRY GROUP
          -------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
           ----------------------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (614) 470-8000
                                -----------------

                             Jane A. Kanter, Esq.

                             Dechert Price & Rhoads
                               1775 Eye Street, NW
                             Washington, D.C. 20006
               --------------------------------------------------
                     (Name and Address of Agent for Service)
                                 With Copies to:

                                 Walter B. Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219


It is proposed that this filing will become effective on October 9, 1999 pursuant to paragraph (b) of Rule 485.

                                   QUESTIONS?

                          Call 1-877-833-7116 or your

                           investment representative.


                          [The Counter Bond Fund Logo]


                                ---------------

                                   PROSPECTUS


                             DATED OCTOBER 9, 1999


                                ---------------

                            PROPRIETARY CAPITAL LLC
                               Investment Adviser

    LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED
      OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               THE COUNTER BOND FUND            TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES



                                      [ICON]
Carefully review this                             3  Investment Objective
important section for a                           3  Principal Investment Strategies
summary of the Fund's                             3  Principal Investment Risks
investment, risks and fees.                       4  Who May Want to Invest?
                                                  5  Fund Performance -- Fees and Expenses

                                                INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



                                      [ICON]
This section contains                             6  Investment Objective
details on the Fund's                             6  Policies and Strategies
investment strategies and                         7  Principal Risks of Investing in the Fund
risks.

                                                SHAREHOLDER INFORMATION



                                      [ICON]
Consult this section to                           9  Pricing of Fund Shares
obtain details on how shares                      9  Purchasing and Adding to Your Shares
are valued, how to purchase,                     10  Dividends and Distributions
sell and exchange shares,                        11  Selling Your Shares
related charges and payments                     12  General Policies on Redeeming Shares
of dividends.

                                                FUND MANAGEMENT



                                      [ICON]
Review this section for                          13  The Investment Adviser
details on the people and                        13  Portfolio Managers
organizations who oversee                        13  The Distributor and Administrator
the Fund and their
investments.

                                                CAPITAL STRUCTURE



                                      [ICON]
Review this section for                          14  Appendix A The Index
details on the selected
financial statements of the
Fund.

          RISK/RETURN SUMMARY AND FUND EXPENSES

                            RISK/RETURN SUMMARY OF
                            THE COUNTER BOND FUND


    INVESTMENT OBJECTIVE              The Fund seeks to provide investors with capital appreciation during periods of rising long-term domestic interest rates.

    PRINCIPAL                         The Fund invests primarily in the Interest-Only securities ("IO's") which
    INVESTMENT STRATEGIES             are issued under the Stripped Mortgage-Backed Securities Programs ("SMBS")
                                      of the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), and
                                      the Federal Home Loan Mortgage Association ("FHLMC" or "Freddie Mac"). If an
                                      SMBS program is initiated by the Government National Mortgage Association
                                      ("GNMA" or "Ginnie Mae") the Fund will consider investing also in IO's issued by the GNMA program. The Fund's portfolio will be invested to mirror the characteristics of the Proprietary Capital-Counter Bond Index (see "The
                                      Index").

    PRINCIPAL                         Interest-only securities issued under the SMBS programs described above
    INVESTMENT RISKS                  represent an ownership interest in the interest portion of mortgage payments generated by a specific pool of mortgage collateral. The interest payment is determined by the coupon rate and the remaining principal balance on the designated mortgage collateral. If the principal balance of the mortgage collateral declines at a faster pace than anticipated, as occurs in periods of falling interest rates, the Fund, as IO holder, will receive less in payments on these securities than anticipated and the value of the Fund's IO holdings will decline. Changes in the prepayment rates of mortgage-related securities vary from time to time and may cause changes in the amount of interest earned and distributed to shareholders in the form of quarterly dividends.
                                      The Fund is designed to deal with a specific type of risk -- that occurring in a rising interest rate environment. There can be no assurance that such an environment will occur or will persist for any length of time. There also can be no assurance that the Fund's strategy will be successful in that environment. This strategy also may not be advisable for particular investors and the Fund is thus available only to "accredited investors".
                                      The value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. Because the Fund intends to invest in order to mirror the Index, it will not take defensive positions in order to minimize losses during adverse market conditions. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

   RISK/RETURN SUMMARY AND FUND EXPENSES
-

                            RISK/RETURN SUMMARY OF
                            THE COUNTER BOND FUND
                            CONTINUED


    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                   - invested in a portfolio that has exposure to rising domestic long- term
    Only "accredited investors,"        interest rates and wish to add an investment that can offset this exposure
    as defined by federal             - willing to accept the risks of investing in non-principal bearing
    securities rules, are               mortgage-related securities in exchange for potentially higher long term
    eligible to purchase shares         returns
    of the Fund                       - willing to accept the risk of investing in a security whose value is impacted by changes in the condition of the residential housing market
                                      This Fund will not be appropriate for any investor:
                                      - pursuing a short-term goal or investing emergency reserves
                                      - seeking safety of principal
                                      - seeking stable current income

   RISK/RETURN SUMMARY AND FUND EXPENSES

   FUND PERFORMANCE


   Because the Fund commenced operations on October 11, 1999, it does not yet have performance figures that reflect a full calendar year.


                                                 FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION FEES
                                                (FEES PAID BY YOU DIRECTLY)
                                                Maximum sales charge (load)
                                                on purchases                                   None
                                                Maximum deferred sales charge (load)           None
                                                Annual Fund Operating Expenses
                                                (expenses paid from Fund assets)
                                                Management Fee                                0.80%
                                                Distribution and Service (12b-1) fee           None
                                                Other Expenses(1)                             0.61%
                                                Total Fund Operating Expenses                 1.41%
                                                Fee Waiver and/or
                                                Expense Reimbursement(2)                      0.36%
                                                Net Expenses                                  1.05%

                                    (1) "Other Expenses" are based on estimated amounts for the current fiscal year.

                                    (2) The Adviser has entered into a
                                    contractual expense limitation agreement for its current fiscal year.
   As an investor in the
   Fund, you will pay the
   following fees and
   expenses. Shareholder
   transaction fees are paid
   from your account. Annual
   Fund operating expenses
   are paid out of Fund
   assets, and are reflected
   in the share price.

                                                 EXPENSE EXAMPLE

                                                                                      1           3
                                                                                    YEAR        YEARS
                                                THE FUND                            $107        $411

   Use this table to compare
   fees and expenses with those
   of other Funds. It
   illustrates the amount of
   fees and expenses you would
   pay, assuming the following:
     - $10,000 investment*
     - 5% annual return
     - redemption at the end of
       each period
     - no changes in the Fund's
       operating expenses
   Because this example is
   hypothetical and for
   comparison purposes only,
   your actual costs are likely
   to be different.
   * The Fund's minimum
   investment is $100,000. The
   $10,000 figure used in the
   example is required to permit
   standardized comparisons with
   other funds.

 [logo]
          INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


   THE COUNTER BOND FUND

   INVESTMENT OBJECTIVE

   The Fund seeks to provide investors with capital appreciation during periods of rising long-term domestic interest rates.

   POLICIES AND STRATEGIES

   The Fund will pursue its objective by investing primarily in the interest-only ("IO") class of stripped mortgage-backed securities ("SMBS") issued by FNMA and FHLMC. GNMA has not initiated an SMBS program to date. If such a program is created, the Fund will consider investing in IO's issued under the GNMA program. FNMA and FHLMC have issued securities backed by GNMA certificates under their SMBS programs.

   Each SMBS issue is typically structured into two separate classes of pass through certificates, each of which entitles the holder to different proportions of interest and principal payments from a specific underlying mortgage pool The SMBSs in which the Fund invests have one class that is entitled to receive only interest payments (IO certificates) while the second class receives only principal payments ("principal-only" or "PO" certificates). Under normal market conditions, at least 90% of the Fund's total assets will be invested in IO's. In selecting IO's for purchase by the Fund, the Adviser seeks to replicate the Average Coupon Rate and Average Maturity of the Proprietary Capital-Counter Bond Index (see "The Index.") The remainder of the Fund's assets will be invested in U.S. Government securities with remaining maturities of less than 270 days at the time of purchase by the Fund, and in commercial paper, money market mutual funds and other money market instruments rated in the top two rating categories by a nationally recognized statistical rating organization, and in repurchase agreements.

   The Fund may also borrow money and enter into reverse repurchase agreements, primarily to satisfy redemption requests (see "Delayed Settlement," below). It is intended that the Fund will invest to mirror the Index under all market conditions and that the Fund will, therefore, not take defensive positions in order to attempt to minimize losses during adverse market conditions.

   THE INDEX. The Counter Bond Index ("Index") is a portfolio of IO securities issued under the SMBS programs of FNMA and FHLMC. If GNMA initiates SMBS programs, the Index will include IO's from GNMA programs if they meet the criteria of the Index. The Index was created by the Adviser. The Index is systematically adjusted quarterly to drop and add IO securities based on a pre-determined formula designed to make the Index continually reflect the current interest rate environment. For information regarding the rules and past performance of the index, please see Appendix A.

   A NOTE ABOUT FNMA AND FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is under the general regulation of the Department of Housing and Urban Development. FNMA purchases conventional mortgages (i.e.,mortgages that are not insured or guaranteed by any government agency) from approved organizations such as commercial banks, state and federal savings and loan associations, mutual savings banks, credit unions and mortgage bankers. FNMA issues certificates ("MBS certificates") collateralized by pools of these mortgages. The certificates pass through principal and interest payments on the underlying pool of mortgages to certificate holders.

   SMBS certificates are typically backed by a trust holding MBS certificates. Scheduled monthly payments of principal and interest on MBS securities are guaranteed by FNMA. Its obligations under SMBS certificates are primary and on a par with its obligations regarding the underlying MBS certificates -- i.e., FNMA is obligated to pass through payments on the underlying instruments regardless of whether it has received those payments. The obligations of FNMA, however, are not backed by the full faith and credit of the U.S. Treasury.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

-

   POLICIES AND STRATEGIES
   CONTINUED

   FHLMC is a corporate instrumentality of the U.S. Government. Its stock is owned by the twelve Federal Home Loans Banks. FHLMC issues various types of "pass-through securities" representing beneficial ownership interests in discrete pools of mortgage-backed securities, including GNMA pass-through certificates and other mortgage-related pass-through securities. For its IO classes of securities, FHLMC guarantees to each holder the timely payment of interest at the applicable "coupon rate" for the IO. Securities issued by FHLMC are not backed by the full faith and credit of the U.S. Treasury.

   Neither agency makes any guarantee as to the rate of principal repayment, or guarantees that a specific total dollar amount will be paid on an IO or that the yield will equal the purchase price of the IO.

   PRINCIPAL RISKS OF INVESTING IN THE FUND

   An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

   MARKET AND LIQUIDITY RISK: There can be no assurance of a secondary market for any specific IO. If a secondary market does exist, there can be no assurance of the degree of liquidity of this market. Therefore, certain IO's held by the Fund may have a limited secondary market, have little or no liquidity and experience significant price volatility. Generally, the longer the remaining term of such an IO, the greater the price volatility of the security. The price volatility of IO's held by the Fund would cause volatility in the Fund's share price to the extent of its holdings in such IO's and limited liquidity of these securities can make it difficult for the Fund to sell the IO's at a reasonable price. Due to these risks, the Fund's investments in IO's and other securities that cannot be disposed of at approximately the value the Fund has placed on them in the ordinary course of business within 7 days are limited to 15% of the Fund's net assets.


   YIELD RISK: Yield (or net interest) to the Fund will represent interest received less amortization of its portfolio securities. The Fund's yield will depend almost entirely on the yield of its IO investments. The effective yield on an IO depends upon its purchase price and the rate at which principal payments reduce the outstanding principal balance of the underlying mortgage loans. The yields on IO's are extremely sensitive to prepayment experience on the underlying mortgage loans, including the timing of principal payments. If prepayments or the timing of principal payments varies from what was anticipated, the yield on an IO can be significantly affected even if the average repayment rate is consistent with expectations. In general, the earlier the repayment of any portion of principal, the greater the effect on yield to maturity.


   PREPAYMENT RISK: The interest payments on IO's are related to the remaining balance of the underlying mortgage loans. If the balances of mortgages underlying an IO are repaid faster than anticipated (i.e., accelerated prepayments), the yield to the Fund will decrease. Moreover, prepayments could increase to a level that could cause the Fund to have a negative yield, resulting in a decline in share value. Prepayments may be caused by refinancing, homeowner turnover, default, and curtailments. Although prepayments tend to increase with declining interest rates and decrease as interest rates rise, there can be no assurance that this will occur or that IO securities will increase in value as prepayments decline during periods of rising long-term interest rates.


   RESIDENTIAL HOUSING PRICE RISK: While mortgage prepayment rates are affected primarily by homeowner refinancings, housing turnover also affects rates of prepayment. When turnover increases, prepayment levels increase. Therefore, rising home prices, which can increase turnover levels, could create the potential for prepayment rates to increase in periods of rising domestic long-term interest rates. In addition, falling home prices could increase the level of mortgage defaults. Since defaults are a contributor to mortgage prepayments, in periods of rapidly falling home prices, rising default levels will cause an increase in prepayments levels.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

-

   PRINCIPAL RISKS OF INVESTING IN THE FUND
   CONTINUED

   FOCUSED PORTFOLIO RISK: Because the Fund's portfolio will be so heavily invested in IO's, factors affecting IO's will affect the Fund much more substantially than if its portfolio were more diversified.

   DELAYED SETTLEMENT: In some cases, settlement for an IO sold by the Fund may be delayed for two weeks or more while the necessary computations about the underlying mortgage pool necessary to establish the pool's remaining principal amount as of the settlement date are determined by FNMA or FHLMC. If the Fund sells such IO's to meet redemption requests, it may need to borrow money or enter into reverse repurchase agreements to satisfy redemptions. These borrowings involve added costs to the Fund.

   SUITABILITY CONSIDERATIONS: Because of the risk factors of IO investments and their unique characteristics compared with other fixed income investments, the Fund will sell its shares only to Accredited Investors, as defined in Regulation D under the Securities Act of 1933. Investors should have sufficient knowledge and experience in financial and business matters to evaluate the characteristics of IO securities and the affect of a Fund investment on their overall investment portfolio. No investor should purchase shares of the Fund unless he or she understands and has sufficient financial resources to bear the market, liquidity, prepayment, yield, focused portfolio and other risks associated with an investment in the Fund.

   YEAR 2000 RISK: Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect financial institutions, mortgage servicers, and SMBS issuers which collect and/or report interest and principal data on the underlying mortgages of the securities in which the Fund invests.

   The Fund has been advised that the Adviser and the Fund's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Fund's operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as taking inventory of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Fund's Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

   In the event that any systems upon which the Fund is dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

   While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Fund's service providers cannot be accurately assessed at this time, the Fund currently has no reason to believe that the Year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition or those of the Fund. The Fund and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Fund's service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

 [logo]
          SHAREHOLDER INFORMATION


   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NAV IS CALCULATED

   The NAV for each class of
   shares is calculated by
   adding the total value of
   the Fund's investments and
   other assets attributable
   to each class, subtracting
   the liabilities for that
   class, and then dividing
   that figure by the number
   of outstanding shares of
   the class:

              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding
   ---------------------------
                                          Per share net asset value (NAV) for
                                          each class of shares of the Fund is
                                          determined and its shares are priced
                                          at the close of regular trading on the
                                          New York Stock Exchange, normally at
                                          4:00 p.m. Eastern time on days the
                                          Exchange is open.

                                          Your order for purchase or sale of a
                                          class of shares is priced at the next
                                          NAV for that class calculated after
                                          your order is accepted by the Fund
                                          plus any applicable sales charge as
                                          noted in the section on "Distribution
                                          Arrangements/Sales Charges." This is
                                          what is known as the offering price.

                                          The Fund's securities are generally
                                          valued at current market prices. If
                                          market quotations are not available,
                                          prices will be based on fair value as
                                          determined by the Fund's Trustees.

   PURCHASING AND ADDING TO YOUR SHARES


                                                                              MINIMUM         MINIMUM
                                                                              INITIAL        SUBSEQUENT
                                                                             INVESTMENT      INVESTMENT
                                                   THE FUND                   $100,000        $50,000


                                     All purchases must be in U.S. dollars.

                                     The Fund may waive its minimum purchase
                                     requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.
   You may purchase the
   Fund through the
   Distributor or through
   investment
   representatives, who may
   charge additional fees
   and may require higher
   minimum investments or
   impose other limitations
   on buying and selling
   shares. If you purchase
   shares through an
   investment
   representative, that
   party is responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   investment
   representative for
   specific information.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   INVESTMENTS MAY BE MADE ONLY BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.


   Prior to wiring funds and in order to ensure that wire orders are invested promptly, investors must call the Fund at 1-877-833-7116 to obtain instructions regarding the bank account number to which the funds should be wired and other pertinent information.


   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   The Fund will pay any dividends 30 days after the end of each dividend quarter. All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.
   Normally your proceeds
   will be sent either by
   U.S. mail or wire transfer
   within three business days
   after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

                                   -------------------------------------------
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request
                                   a withdrawal in cash. This is also known as
                                   redeeming shares or a redemption of shares.
                                   -------------------------------------------

   BY TELEPHONE (unless you have declined telephone sales privileges)


   1. Call 1-877-833-7116 with instructions as to how you wish to receive your funds (U.S. mail or wire transfer).


   BY MAIL


     1. Call 1-877-833-7116 to request redemption forms or write a letter of instruction indicating:

        - the name of the Fund and your account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner(s) signature


     2. Mail to: The Counter Bond Fund, P.O. Box 182230, Columbus, OH 43218-2230


   WIRE TRANSFER


   Call 1-877-833-7116 to request a wire transfer.


   Note: Your financial institution may charge a wire fee.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank within three business days.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON REDEEMING SHARES

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   REDEMPTION IN KIND


   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


   CLOSING OF SMALL ACCOUNTS

   If your account falls below $50,000 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks
     1. are returned and marked as "undeliverable" or
     2. remain uncashed for six months,
        your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   The Fund imposes no initial or deferred sales charges on an investment in Fund shares. It also has adopted no 12b-1 plan that would impose distribution-related charges on the Fund.

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income the Fund receives less expenses, is paid out in the form of dividends to its shareholders. Income dividends, if any, are usually paid quarterly 30 days after the end of a dividend quarter. Capital gains for the Fund are distributed at least annually. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   Dividends are taxable as ordinary income. If the Fund designates a distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate, regardless of how long you have owned your Fund shares.

   Some dividends are taxable in the calendar year in which they are declared, even though your account statement may reflect them as being distributed in the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a tax penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules or shareholders that are subject to back-up withholding. To avoid withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [LOGO]
          FUND MANAGEMENT
-

   THE INVESTMENT ADVISER

   Proprietary Capital LLC ("Adviser"), a registered investment adviser located at 1675 Larimer Street, Suite 425, Denver, Colorado 80202 serves as investment adviser to the Fund. The Adviser, incorporated in 1997 in the State of Delaware, specializes in managing portfolios of mortgage-related securities with concentration in those securities which exhibit greater sensitivity to changes in prepayment levels. The two main principals of the Adviser have over 32 years of experience in dealing with institutional mortgage products. As of June, 30, 1999, assets managed on a discretionary and non-discretionary basis are approximately $45 million. The Fund is the Adviser's first registered investment company client.

-

   PORTFOLIO MANAGERS

   The Fund's portfolio managers are Bryan Roche and Craig Cohen, both managing partners of the Adviser.

   Mr. Roche has over 16 years' experience in underwriting, sales, trading, financing and operations involving mortgage-related securities and their derivatives, corporate, government and municipal bonds. Mr. Roche, a graduate of Deerfield Academy and of the University of Colorado (1982), began his career at Kidder Peabody, in New York City, where he was a proprietary U.S. Government bond trader. He joined Boettcher & Co. in Denver, Colorado as Senior Vice President, supervising institutional/retail fixed income departments. When Boettcher was purchased by Kemper Securities, he became Kemper's Institutional Fixed-Income Sales Manager. Mr. Roche founded Summitview Capital, a broker-dealer specializing in fixed income securities, in 1992 and negotiated this firm's sale to Piper Jaffray, Inc in 1995, where he became Managing Director of Fixed Income.

   Mr. Cohen, a 1983 graduate of the University of Florida, began his financial career at PaineWebber, in Los Angeles, in 1984, where he worked with institutions on mortgage-related securities transactions. He continued in this field after joining Dean Witter Reynolds in 1985, where he was the firm's top mortgage salesman from 1986-88 and also began an extensive effort to build mortgage-related securities pricing models. Joining Oppenheimer & Co. in 1990, he managed high-yield mortgage-related securities portfolios and developed strategies for hedging servicing rights with derivative mortgage-related securities. In 1995, he joined Kemper Securities where he was involved in sales of mortgage-related securities to institutional customers and developed a database and monthly publication regarding prepayments. Over the past five years, Mr. Cohen has developed models for pricing mortgage-related securities in different interest rate environments, as well as a database for evaluating the prepayment behavior of homeowners.

-

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.

   The Statement of Additional Information has more detailed information about the Fund's service providers.

 [LOGO]
          CAPITAL STRUCTURE
-

   The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series or class except as otherwise expressly required by law.

                                    APPENDIX A
                                     THE INDEX


   The Index was introduced by Proprietary Capital LLC on July 1, 1999. The historical performance of the Index shown in the table below represents back-tested data from Lehman Brothers for the period from March 31, 1994 through June 30, 1999 and actual Index data for the period from July 1, 1999 to September 30, 1999. A summary of the annualized total returns are as follows:



                                             10-YEAR TREASURY   10-YEAR TREASURY   COUNTER BOND INDEX
                     PERIOD                    YIELD CHANGE       TOTAL RETURN        TOTAL RETURN
      1/99 - 9/99                                  1.23%             -5.97%               49.96%
      -----------------------------------------------------------------------------------------------
      1998                                        -1.09%             12.63%              -26.45%
      -----------------------------------------------------------------------------------------------
      1997                                        -0.68%             10.87%               -3.82%
      -----------------------------------------------------------------------------------------------
      1996                                         0.85%              0.12%               37.45%
      -----------------------------------------------------------------------------------------------
      1995                                        -2.25%             23.96%              -28.84%
      -----------------------------------------------------------------------------------------------
      4/94 - 12/94                                 1.08%             -2.48%               30.16%



   THE INDEX IS NOT THE PERFORMANCE OF THE COUNTER BOND FUND OR OF ANY PORTFOLIO ACTUALLY MANAGED BY THE ADVISER. Thus, the Index does not reflect factors that can affect the performance of a managed account or a fund, such as cash reserve levels, amounts available for investment and levels of redemptions at various times. The quoted performance of the Index is not adjusted to reflect any costs or expenses associated with investing in the Fund nor do the performance figures necessarily reflect any investment restrictions imposed by law on registered mutual funds. If they did, total returns would have been lower. Furthermore, historical performance is not indicative of future performance of either the Index or The Counter Bond Fund.

   CAPITAL STRUCTURE
-

   ABOUT THE INDEX. The Counter Bond Index for the third quarter of 1999 will be comprised of 28 different securities. As of July 15, 1999, these 28 securities represented approximately $27.5 billion outstanding par amount, compared to the entire SMBS universe made up of a total of 301 different securities amounting to approximately $75 billion outstanding par amount. The Index, therefore, represents approximately 37% of the universe (in par amount) while comprising only 9.3% of the total securities.

   INDEX RULES -- CRITERIA, SECURITY SELECTION AND TOTAL RETURN. The selection of securities in and total return calculations of the Index follow the process described below:

     1) The Index will a be rolling index, reset on a quarterly basis, thus designed to represent current market interest rates.

     2) Closing prices for FNMA 30-year pass-through certificates, as quoted on Bloomberg Financial Services, from the last business day of the previous calendar quarter will be used to determine Coupon Rates that will comprise the Index for the current calendar quarter.

     3) Normally, four Coupon Rates (evenly weighted as to their contribution to the Index) will be set for the Index each quarter based on the following rules:

       A) The 2 coupons which close above and closest to 100 (premium), and

       B) The 2 coupons which close below and closest to 100 (discount).

     4) The securities representing each Coupon Rate will be selected from the most liquid and widely-quoted Interest-Only ("IO") securities included in reports supplied monthly by the major IO market makers.

       A) In periods of rapidly changing interest rates, there is the potential for no securities to exist for a given coupon rate. During these instances, 3 Coupon Rates will be used for Index construction.

     5) The Total Return for each security will be calculated as follows:
        (Ending Value minus Beginning Value)/Beginning Value

       A) Beginning Value = (Beginning Factor x $10,000,000) x (Beginning Price/100) + Accrued Interest

       B) Ending Value = (New Factor x $10,000,000) x (Ending Price/100) + Interest Payment + Accrued Interest

       C) All securities are assumed to settle on the 12th day of each calendar month

     6) Total Return for each Coupon Rate will be determined by the arithmetic average of the total returns of each security within its coupon rate.

     7) When securities from four Coupon Rates comprise the Index, the Total Return for the Index will be the arithmetic average of the 4 coupon rates.

     8) During periods when securities from 3 Coupon Rates are used to make up the Index, a 50% weighting will be given to the sole discount or premium Coupon Rate, and a 25% weighting for each other Coupon Rate.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders will contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN OBTAIN FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                            THE COUNTER BOND FUND


                            P.O. BOX 182230



                            COLUMBUS, OHIO 43218-2230



                            TELEPHONE: 1-877-833-7116


You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 call 1-800-SEC-0330 for information.

- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6526

                             THE COUNTER BOND FUND
                                       an
                            Investment Portfolio of

                               The Coventry Group


                      Statement of Additional Information


                                October 9, 1999


         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus for The Counter Bond Fund ("Fund") dated October 9,1999 ("Prospectus"). The Fund is a separate investment portfolio of The Coventry Group (the "Group"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Fund at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free 1-877-833-7116.

                                TABLE OF CONTENTS
                                -----------------
                                                                           Page
                                                                           ----
THE COVENTRY GROUP...........................................................1
INVESTMENT OBJECTIVE AND POLICIES............................................1
         Additional Information on Portfolio Instruments.....................1
         Investment Restrictions............................................15
         Portfolio Turnover.................................................17
NET ASSET VALUE.............................................................17
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................19
         Matters Affecting Redemption.......................................19
MANAGEMENT OF THE GROUP.....................................................20
         Trustees and Officers..............................................20
         Investment Adviser and Sub-Adviser.................................24
         Portfolio Transactions.............................................26
         Banking Laws.......................................................28
         Administrator......................................................28
         Distributor........................................................32
         Custodian..........................................................35
         Transfer Agency and Fund Accounting Services.......................36
         Independent Auditors...............................................37
         Legal Counsel......................................................37
ADDITIONAL INFORMATION......................................................37
         Description of Shares..............................................37
         Vote of a Majority of the Outstanding Shares.......................38
         Additional Tax Information.........................................38
         Yields and Total Returns...........................................48
         Performance Comparisons............................................51
         Principal Shareholders.............................................52
         Miscellaneous......................................................52
FINANCIAL STATEMENTS........................................................53
APPENDIX....................................................................A-1

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

                              THE COUNTER BOND FUND


         The Coventry Group (the "Group") is an open-end management investment company which issues its Shares in separate series. Each series of Shares relates to a separate portfolio of assets. This Statement of Additional Information deals with the portfolio called The Counter Bond Fund ("Fund"). Proprietary Capital LLC ("Adviser") serves as investment adviser to the Fund. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Fund. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Fund should be made without first reading the Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the investment objective and policies of the Fund as set forth in the Prospectus.

         INTEREST-ONLY SECURITIES. Stripped Mortgage-Backed Securities ("SMBS") were first introduced by the Federal National Mortgage Association ("FNMA") in 1986. Since that date, as of June 30, 1999, approximately $195 billion of government agency-backed SMBS certificates have been issued, with approximately $75 billion currently outstanding. Since inception, the average issue size, representing 406 issues, has been $472,493,580. In recent years, new issue sizes have ranged from $1,000,000,000 to $4,000,000,000. For the six months ended June 30, 1999, approximately $9,600,000,000 of SMBS certificates have been issued in a total of seven trusts.

         Each SMBS is usually structured into two independent classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. The predominant structure is for one class to receive all of the interest payments from the underlying mortgage assets ("Interest-Only" or "IO" class), while the other class receives all of the principal payments ("Principal-Only" or "PO" class).

         The yield on IO securities, therefore, derives from interest payments on the remaining outstanding balance of a specific pool of mortgage collateral and thus is dependent on the size of the remaining balance and the rate of decline as well as the timing of declines in that balance. Generally speaking, a decline in long-term interest rates will cause an increase in the rate at which the outstanding mortgage balance underlying an SMBS declines, as homeowners refinance their mortgages at an increased pace and housing turnover increases. When the mortgage balance declines more rapidly than anticipated, the interest payments collected from the mortgage pool will be less than anticipated, thus driving the market price of IO securities lower as yield expectations decrease.

         Conversely, periods of rising long-term interest rates generally decrease the rate at which the outstanding mortgage balance declines, as refinancing activity and housing turnover slow down. When the mortgage balance declines less rapidly than anticipated, investors will, over time, receive a larger amount of interest than anticipated from the IO and the market price of IO securities will tend to rise with the expectation of increased yield.

         New issues of SMBS securities are offered at various times during a given year. Trading in SMBS securities in the secondary market occurs on a regular basis. IO securities regularly trade in amounts of $5,000,000 to $50,000,000 on most trading days. The bid-to-offer spread can range from 4/32's to 16/32's, with the largest and most recent issues offering the greatest liquidity. At least 12 major Wall Street firms are active market makers in IO securities on a daily basis. In addition, dealers provide daily closing prices on the most liquid IO securities.

         RISKS OF IO SECURITIES.

         INVESTOR SUITABILITY REQUIREMENTS. Because of the risks of investing in a portfolio consisting primarily of IO's, only "accredited investors," as defined in rules under the Securities Act of 1933, as amended from time to time, may invest in the Fund. IO securities have unique characteristics when compared with traditional fixed income investments. Investors in the Fund should have sufficient knowledge and experience in financial and business matters to evaluate the characteristics of IO securities and measure the degree to which any investment in the Fund may alter the overall behavior of their investment portfolio. No investor should purchase the Fund unless he or she understands and has sufficient financial resources to bear the prepayment, yield, market, liquidity, and other risks associated with the holdings of the Fund.

         LIMITED TRADING MARKET. Although the Adviser's experience has indicated that the secondary market provided by at least 12 Wall Street firms (see "Interest-Only Securities") provides ready liquidity, there can be no assurance of a secondary market for any specific IO security in which the Fund has invested at any point in time. Moreover, if a secondary market does exist, there can be no assurances of the degree of liquidity in this market. In some cases, certain IO securities may have a more limited secondary market, have little or no liquidity, and experience significant price volatility. Generally, the longer the remaining term of such an IO security, the greater the price volatility compared to a security with a shorter remaining term. No investor should invest in the Fund unless he or she understand and is able to bear the risk that particular holdings of the Fund may not be readily saleable, that the value of the Fund's holdings will fluctuate over time, and that such fluctuations may be significant and could result in losses to the investor.

         PREPAYMENT RISK. The Fund may invest only in IO securities issued under the SMBS programs of FNMA and FHLMC (and GNMA if such a program becomes available). The interest payments received by holders of IO securities depend on normal amortization payments and prepayments of the underlying mortgage loans. Normal amortization is defined as any principal payment which is predetermined by its amortization schedule. Prepayments are defined as any return of principal in excess of amounts determined by normal amortization. Prepayments are caused by housing turnover, homeowner refinancing, default, and curtailments. The Fund's yield will be almost totally dependent on the yield of its IO securities holdings. The yields on IO securities are extremely sensitive to prepayment experience on the underlying mortgage loans. Investors should fully consider the associated risks, including the risk that, due to prepayments, there is no assurance that the Fund will fully recover its initial investment in an IO security. The effective yield of an IO security depends on a number of factors, including: (1) the price at which it was purchased; (2) the rate at which principal payments reduce the outstanding principal balance of the underlying mortgage loans; and (3) the timing in the changes in the rate of repayment of principal payments. In general, the earlier the payment of principal, the greater the effect on the yield to maturity. Thus, the timing of the changes in the rate of principal payments can significantly affect the total yield to an investor in an IO security, even if the average rate of principal repayments is consistent with expectations.

         Investors in the Fund should be aware that the prepayment behavior of homeowners changes over time. There are no assurances that homeowners may behave in the future as they have in the past. Therefore, there are no assurances that prepayments will decrease in periods of rising long-term interest rates. Ultimately, there are no assurances that IO securities will rise in price in periods of rising long-term interest rates. An increase in prepayments on the Fund's IO holdings will decrease the amount of interest received and lower the overall yield of the Fund. If prepayment levels increase to certain levels, the yield of the Fund could be negative, which effectively is a loss of principal. If the Fund experiences a continued period of generating negative yields, investors face the risk of not being able to recover their initial investment over time. Investors must be aware that such a risk exists and should have the financial resources to bear such a risk.

         Sales by the Fund of certain IO securities may not settle until the remaining mortgage balance of the underlying collateral, as of the sale date, is known. Thus, to satisfy redemption requests at certain times, the Fund may need to borrow money to satisfy redemption requests for the period until sales of certain of its portfolio securities have settled. Such borrowings will involve costs to the Fund. (See "Borrowings; Reverse Repurchase Agreements," below.)

         U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as securities issued by FNMA and FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

         BANK OBLIGATIONS. The Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Fund will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, provided that (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"). The Fund may also invest in commercial paper that is not rated but is determined by the Adviser to be of comparable quality.

         RESTRICTED AND ILLIQUID SECURITIES. Certain of the Fund's investments may not be readily marketable, including certain of its investments in restricted securities. Restricted securities are subject to restrictions on resale under federal securities law. Under criteria established by the Fund's Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including any IOs determined not to be readily marketable, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

         Restricted securities in which the Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Adviser believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

         SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by the other investment companies that are money market funds operating in accordance with Rule 2a-7 under the 1940 Act. The Fund intends to limit these investments in accordance with applicable law. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 3% of the total outstanding securities of any one investment company will be owned by the Fund and its affiliates; and (b) such other fund shall not be obligated to redeem its shares held by the Fund in an amount exceeding 1% of such other fund's total outstanding securities during any period of less than 30 days. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

         REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. These transactions permit the Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 ("1940 Act").

         LOANS OF PORTFOLIO SECURITIES. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Fund may pay reasonable finders' and custodial fees in connection with loans. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not lend their securities to any director, officer, employee, or affiliate of the Adviser, the Administrator or the Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

         WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS. The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). It is very common for mortgage-related securities to settle on a delayed basis in order for the underlying mortgage loans' new principal balance to be announced. The Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to the Fund until it accepts delivery of the security. The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent the Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of the Fund's portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder. Securities purchased on a when-issued or delayed delivery basis are recorded as an asset and are subject to changes in the value based on changes in the market value. On all purchase transactions, the Fund relies on the seller to complete the transaction. The seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

         BORROWING; REVERSE REPURCHASE AGREEMENTS. The Fund may borrow subject to the requirement of the 1940 Act that the Fund must continuously maintain 300% asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) for its borrowings, including reverse repurchase agreements. The Fund will borrow, primarily to satisfy redemption requests in cases when the delay in settlement on certain IO securities which the Adviser has determined to sell makes the Fund unable timely to satisfy those requests from the proceeds of sales of portfolio securities. The Fund will not borrow to purchase portfolio securities ("leveraging"). The Fund may borrow from banks, or it may engage in borrowing through entering into reverse repurchase agreements, which involve the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price. The Fund will maintain in a segregated account with its custodian cash, cash equivalents, or liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but not with banks). In accordance with applicable limits under the 1940 Act, the Fund will limit its borrowings, including reverse repurchase agreements, to no more than one-third of its total assets, including the proceeds of the borrowing.

INVESTMENT RESTRICTIONS

The following are fundamental investment restrictions of the Fund:

1. The Fund has elected to qualify as a diversified series of the Trust.

Additionally, the Fund may not:

2. concentrate its investments in a particular industry, such "concentration" to be determined in accordance with the Investment Company Act of 1940, as amended, and rules, regulatory policies and regulatory interpretations related thereto, as amended or modified from time to time.

3. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

5. engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

6. purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

7. purchase physical commodities or contracts relating to physical commodities;

8. make loans to other persons, except (i) loans of portfolio securities, and
(ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

PORTFOLIO TURNOVER

          The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. Portfolio turnover is dictated by the quarterly reset of the Counter Bond Index (see "Investment Objective, Policies and Strategy -- The Index" in the Prospectus). The turnover rate for the Fund is not expected to exceed 100% but it may be higher if the turnover in the Index so requires.

NET ASSET VALUE

         The net asset value of Shares of the Fund is determined and the Shares are priced as of the Valuation Time on each Business Day of the Company. A "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The Fund's Accounting Agent will price the Fund's holdings of IO's by obtaining daily closing prices from at least four firms that make markets in IO's and by averaging the prices so obtained.

         Other debt securities are generally valued by pricing agents based on valuations supplied by broker-dealers or calculated by electronic methods. Debt securities with remaining maturities of 60 days or less will be valued at their amortized cost. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the best judgment of the Adviser under the supervision of the Group's Board of Trustees.

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         As noted, the Fund may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by the Fund from time to time.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

MATTERS AFFECTING REDEMPTION

         Fund Shares are sold on a continuous basis by BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Distributor") and BISYS Fund Services has agreed to use appropriate efforts to solicit all purchase orders.

         The Group may suspend the right of redemption or postpone the date of payment for Shares with respect to the Fund during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension for the protection of security holders of the Group or the Fund, or (d) the Commission has determined that an emergency exists as a result of which (i) disposal by the Group or the Fund of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group or the Fund to determine the fair value of its net assets.

         The Group may redeem Shares of the Fund involuntarily if redemption appears appropriate in light of the Group's responsibilities under the 1940 Act. (See "General Policies on Redeeming Shares" in the Prospectus.)

MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

         Overall responsibility for management of the Group rests with its Board of Trustees, which is elected by the Shareholders of the Group. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

         The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are as follows:

--------------------------------------- -------------------------------------- --------------------------------------
                                                  Position(s) Held                     Principal Occupation
         Name, Address & Age                       With the Group                       During Past 5 Years
     ---------------------------                 -------------------                 ------------------------
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
Walter B. Grimm*                        Chairman, President and Trustee        From June 1992 to present, employee
3435 Stelzer Road                                                              of BISYS Fund Services, from 1987 to
Columbus, OH  43219                                                            June 1992, President of Leigh
Age:  53                                                                       Investments (investment firm).
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------

Maurice G. Stark                        Trustee                                Retired.  Until December 31, 1994,
505 King Avenue                                                                Vice President-Finance and
Columbus, Ohio  43201                                                          Treasurer, Battelle Memorial
Age:  63                                                                       Institute (scientific research and
                                                                               development service corporation).
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
Michael M. Van Buskirk                  Trustee                                From June 1991 to present, Executive
37 West Broad Street                                                           Vice President of The Ohio Bankers'
Suite 1001                                                                     Association (trade association);
Columbus, Ohio  43215                                                          from September 1987 to June 1991,
Age:  51                                                                       Vice President - Communications, TRW
                                                                               Information Systems Group (electronic
                                                                               and space engineering).
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
John H. Ferring IV                      Trustee                                From 1979 to present, President and
105 Bolte Lane                                                                 owner of Plaze, Inc., St. Clair,
St. Clair, Missouri  63077                                                     Missouri.
Age:  46
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
J. David Huber                          Vice President                         From June 1987 to present,
--------------------------------------- -------------------------------------- --------------------------------------

--------------------------------------- -------------------------------------- --------------------------------------
                                                  Position(s) Held                     Principal Occupation
         Name, Address & Age                       With the Group                       During Past 5 Years
     ---------------------------                 -------------------                 ------------------------
--------------------------------------- -------------------------------------- --------------------------------------
3435 Stelzer Road                                                              employee of BISYS Fund Services.
Columbus, Ohio  43219
Age:  52

--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
Jennifer J. Brooks                      Vice President                         From October 1988 to present,
3435 Stelzer Road                                                              employee of BISYS Fund Services.
Columbus, Ohio  43219
Age:  33
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
Gary Tenkman                            Treasurer                              From April 1998 to present, employee
3435 Stelzer Road                                                              of BISYS Fund Services; from
Columbus, Ohio  43219                                                          September 1990 to March 1998,
Age:  29                                                                       employee of Ernst & Young, LLP.
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
George L. Stevens                       Secretary                              From September 1996 to present,
3435 Stelzer Road                                                              employee of BISYS Fund Services;
Columbus, Ohio  43219                                                          from September 1995 to September
Age: 48                                                                        1996, Independent Consultant; from
                                                                               September 1989 to September 1995, Senior
                                                                               Vice President, AmSouth Bank, N.A.
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
Alaina V. Metz                          Assistant Secretary                    From 1995 to present, employee of
3435 Stelzer Road                                                              BISYS Fund Services; from May 1989
Columbus, Ohio  43219                                                          to June 1995, employee of Alliance
Age:  31                                                                       Capital Management.
--------------------------------------- -------------------------------------- --------------------------------------

----------------------------

* Mr. Grimm is considered to be an "interested person" of the Group as defined in the 1940 Act.

         As of the date of this Statement of Additional Information, the Group's officers and Trustees, as a group, own less than 1% of either Fund's outstanding Shares.

         The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services may receive fees pursuant to the

Distribution and Shareholder Services Plan and the Administrative Services Plan. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Fund for acting as administrator and transfer agent and for providing certain fund accounting services. Messrs. Huber, Tenkman, Stevens, Grimm, Ms. Metz and Ms. Brooks are employees of BISYS.

         Trustees of the Group not affiliated with BISYS or BISYS Fund Services receive from the Group an annual fee of $1,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with BISYS or BISYS Fund Services do not receive compensation from the Group.

INVESTMENT ADVISER

         Investment advisory services for the Funds are provided by Proprietary Capital LLC, 1675 Larimer Street, Suite 425, Denver Colorado 80202. Pursuant to an Investment Advisory Agreement dated as of October 1, 1999 (the "Agreement"), the Adviser has agreed to provide investment advisory services to the Fund as described in the Prospectus. For the services provided pursuant to the Agreement, the Fund pays the Adviser a base fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the Fund's average daily net assets, of 0.80%. The Adviser may periodically waive all or a portion of its advisory fee to increase the net income of the Fund available for distribution as dividends.

         Unless sooner terminated, the Agreement will continue in effect until September 30, 2001, and from year to year thereafter, if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the Fund and a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act of any party to the Agreement by votes cast in person at a meeting called for such purpose. (See "Vote of a Majority of the Outstanding Shares," below). The Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

         The Agreement was approved by both the Trustees and the independent Trustees at a meeting held August 31, 1999.


PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute the Fund's portfolio transactions. The Fund's purchases and sales of IO's and other portfolio will generally be in the over-the-counter market. Such purchases are generally principal transactions with dealers. With respect to the over-the-counter market, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. Purchases from market makers may include the spread between the bid and asked price. Occasionally, portfolio securities may be purchased from the issuer or underwriter, which purchases will generally include a commission or concession paid by the issuer to the underwriter. Transactions on stock exchanges, if any, would involve the payment of negotiated brokerage commissions.

         The Fund will seek to obtain best price and execution from firms selected to execute its portfolio transaction. Subject to the foregoing, firms with which portfolio transactions for the Fund will be conducted are selected based on a number of factors such as reputation, capital strength size and difficulty of order, sale of Fund shares and research provided to the Adviser. Research services so received by the Adviser may be useful to the Adviser in providing services to clients other than the Fund, and not all such services are used by the Adviser in connection with the Fund. Similarly, research services provided to the Adviser by broker-dealers through which transactions are executed for clients other than the Fund may be used by the Adviser in providing services to the Fund.

         Investment decisions for the Fund are made independently from those for other accounts managed by the Adviser. Any such account may also invest in the same securities as the Fund. Securities purchased for the Fund may be purchased for other accounts, and vice versa. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other accounts in order to obtain best execution.

ADMINISTRATOR


         BISYS serves as administrator ("Administrator") to the Fund pursuant to a Management and Administration Agreement dated October 1, 1999 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Fund (other than those performed by the Adviser under the Investment Advisory Agreement, the Custodian under the Custodian Agreement and by BISYS under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.




         Under the Administration Agreement, the Administrator has agreed to maintain office facilities and provide the Fund with regulatory reporting, all necessary office space, equipment, personnel, compensation and facilities to handle the Fund's affairs. These services include, among other things: assisting in the selection of and conducting and overseeing relations with various service providers to the Fund; maintaining the Fund's regulatory compliance calendar; preparing the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; coordinating and supervising the preparation and filing of the Fund's tax returns; monitoring the Fund's compliance with its status under the Internal Revenue Code; preparing compliance filings pursuant to state securities laws; developing and preparing, with the assistance of the Adviser, the Fund's Annual and Semi-Annual Reports and other communications to Shareholders; assisting Fund counsel in the preparation and filing the Fund's Registration Statement and any proxy materials; preparing and filing timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; calculating the Fund's expenses, controlling its disbursements, calculating various measures of performance and operations; and generally assisting in all aspects of the Fund's operations other than those performed by the Adviser, under the Investment Advisory Agreement, by the Custodian under the Custodian Agreement, by BISYS Fund Services as Distributor, or by BISYS under the Transfer Agency Agreement or Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.


         The Administrator receives fees from the Fund for its services as Administrator and for its services under the Transfer Agency Agreement and Fund Accounting Agreement pursuant to an Omnibus Fee Agreement. These fees include: asset-based fees of 0.20% of the Fund's average daily net assets up to $300 million; 0.18% of the Fund's average daily net assets in excess of $300 million and up to $500 million; 0.16% of each Fund's average daily net assets in excess of $500 million and up to $700 million; 0.14% of each Fund's average daily net assets in excess of $700 million and up to $900 million; 0.12% of each Fund's average daily net assets in excess of $900 million and up to $1 billion. The fee shall be subject to an annual minimum fee of $150,000. In addition to the asset-based fees set forth above, Bisys shall be entitled to receive an annual fee of $25.00 per shareholder account, annual fee of $25,000 for each class of shares that is created for the funds after the initial class and $50,000 for each additional Fund that is created after the Counter Bond Fund; and out-of-pocket expenses, as provided for in the Service Agreements. The Administrator may periodically waive all or a portion of its fee with respect to the Fund in order to increase the net income of the Fund available for distribution as dividends.

         Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until September 30, 2004. The Administration Agreement thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator. If the Administrator is replaced for any other reason, the Administrator shall receive a cash payment equal to fees that would be due for the balance of the term based on the average previous twelve months' Fund assets and number of shareholder accounts.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by a Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

DISTRIBUTOR


         BISYS Fund Services Limited Partnership ("BISYS Fund Services") serves as distributor to the Funds pursuant to the Distribution Agreement dated October 1, 1999 (the "Distribution Agreement"). Unless otherwise terminated, the istribution Agreement will continue in effect with respect to the Fund until September 30, 2001, and thereafter, if such continuance is approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Fund and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of any assignment, as defined in the 1940 Act.


         In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation under the Distribution Agreement with the Group, but may receive compensation from the Fund under the Service and Distribution Plan described below.

CUSTODIAN


         Union Bank of California, serves as the Funds' custodian ("Custodian").


TRANSFER AGENCY AND FUND ACCOUNTING SERVICES


         BISYS, in addition to its service as Administrator, also serves as Transfer Agent and Dividend Disbursing Agent for the Fund. pursuant to a Transfer Agency Agreement dated October 1, 1999. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with the Fund's Shareholders of record: maintenance of shareholder records for the Fund's Shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Fund on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. The Fund pays the Transfer Agent for these services pursuant to the Omnibus Fee Agreement (see "Administrator").

         In addition, BISYS provides certain fund accounting services to the Fund pursuant to Fund Accounting Agreement dated October 1, 1999. Fees for these services are also paid pursuant to the Omnibus Fee Agreement (see "Administrator"). Under the Fund Accounting Agreement, BISYS maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per Share, calculation of the net income and capital gains, if any, and of yield, verification and reconciliation of the Fund's daily trade activity with the Custodian; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

INDEPENDENT AUDITORS


         Ernst & Young LLP 10 West Broad Street, Suite 2300, Columbus, Ohio 43215 has been selected as independent auditors for the Fund for the fiscal year ended March 31, 2000.


LEGAL COUNSEL


         Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Group is a Massachusetts business trust, organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are Shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of Shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of Shares.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, Shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding Shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Group voting without regard to individual funds. Rule 18f-3 under the 1940 Act provides that Shareholders of each class shall have exclusive voting rights on matters submitted to Shareholders relating solely to distribution and shareholder service arrangements.

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund.

ADDITIONAL TAX INFORMATION

         TAXATION OF THE FUND. The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and any net tax-exempt interest income each taxable year.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to Shareholders. The Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         DISTRIBUTIONS. Dividends paid out of the Fund's investment company taxable income generally will be taxable to a U.S. Shareholder as ordinary income. A portion of the Fund's income may consist of dividends paid by U.S. corporations and, accordingly, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Properly designated distributions of net capital gains, if any, generally are taxable to Shareholders as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the net asset value of a Share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and Shareholders receiving distributions in the form of additional Shares will receive a report as to the net asset value of those Shares.

         Distributions by the Fund reduce the net asset value of the Fund's shares. Should a taxable distribution reduce the net asset value below a Shareholder's cost basis, the distribution nevertheless would be taxable to the Shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

         DISCOUNT SECURITIES. Investments by the Fund in securities that are issued at a discount will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

         Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired after April 30, 1993 having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

         SALE OF SHARES. Upon the sale or other disposition of Fund Shares, or upon receipt of a distribution in complete liquidation of the Fund, a Shareholder generally will realize a taxable capital gain or loss which may be eligible for reduced capital gains tax rates, generally depending upon the Shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on a disposition of Fund Shares held by the Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the Shareholder with respect to such Shares.

         In some cases, Shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where (1) the Shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the Shareholder subsequently acquires Shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of Shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the Shares exchanged all or a portion of the sales charge incurred in acquiring those Shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired Shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

         BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all reportable payments, including dividends, capital gain distributions and redemptions payable to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability.

         FOREIGN SHAREHOLDERS. The tax consequences to a foreign Shareholder of an investment in the Fund may be different from those described herein. Foreign Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

         OTHER TAXATION. The Group is organized as a Massachusetts business trust and, under current law, neither the Group nor any fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund Shareholders may be subject to state and local taxes on Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

YIELDS AND TOTAL RETURNS

         YIELD CALCULATIONS. Yield on Fund Shares will be computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The net investment income per share of the Fund earned during the period is based on the average daily number of Shares of the Fund outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                      a - b
                                     ------
                  Yield =    2 [(cd + 1)exp(6)  - 1]

Where:            a =      dividends and interest earned during the period.
                  b =      expenses accrued for the period (net of
                           reimbursements).
                  c =      the average daily number of Shares outstanding
                           during the period that were Entitled to receive dividends.
                  d =      maximum offering price per Share on the last day
                           of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

         During any given 30-day period, the Adviser, Administrator or Distributor may voluntarily waive all or a portion of their fees with respect to the Fund. Such waiver would cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

         TOTAL RETURN CALCULATIONS. Average annual total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares of the Fund immediately rather than paid to the investor in cash. The Fund computes the average annual total return on its shares by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

         Average Annual Total Return:       ERV  =P (1 + T)n

         Where:

          ERV            =        ending redeemable value at the end
                                  of the period covered by the
                                  computation of a hypothetical $1,000
                                  payment made at the beginning of the
                                  period.

          P              =        hypothetical initial payment of
                                  $1,000.

          n              =        period covered by the computation,
                                  expressed in terms of years.

     The Fund computes its aggregate total return for its shares by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

         Aggregate Total Return      =    (ERV/P)(1/n)  -  1

ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
      P = hypothetical initial payment of $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

PERFORMANCE COMPARISONS

         Investors may judge the Fund's performance by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, if any; to various mutual fund or market indices, such as the Lehman Brothers fixed income indexes and indexes prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation; and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds or Ibbotson Associates, Inc. Comparisons may also be made to indices or data published in IBC/Donaghue's MONEY FUND REPORT, a nationally-recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, and U.S.A. Today. In addition to performance information, general information about the Fund that appears in a publication, such as those mentioned above, may be included in advertisements and in reports to Shareholders. The Fund may also include in advertisements and reports to Shareholders information comparing the performance of the Adviser to other investment advisers; such comparisons may be published by or included in Nelsons Directory of Investment Managers, Roger's, Casey/PIPER Manager Database, CDA/Cadence, or Chase Global Data and Research.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, the yield or performance of a Class may not be directly comparable to bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are primarily functions of the direction of interest rates. The quality, composition and maturity of the Fund's portfolio and expenses allocated to the Fund will also affect performance. Fees imposed upon customer accounts by third parties for cash management services will reduce the effective yield to customers.

         From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

MISCELLANEOUS

         The Fund may include information in its Annual Report and Semi-Annual Report to Shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for the Fund or
(4) describes investment management strategies for the Fund. Such information is provided to inform Shareholders of the activities of the Fund for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Group officers regarding expected trends and strategies.

         The Financial Statements of the Fund will be provided in semi-annual (unaudited) and audited annual reports to Shareholders.

         Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Shareholders owning not less than 10% of the outstanding Shares of the Group entitled to vote may cause the Trustees to call a special meeting, including for the purpose of considering the removal of one or more Trustees. Any Trustee may be removed at any meeting of Shareholders by vote of two-thirds of the Group's outstanding shares. The Declaration of Trust provides that the Trustees will assist shareholder communications to the extent required by Section 16(c) of the 1940 Act in the event that a Shareholder request to hold a special meeting is made.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of any prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                                    APPENDIX


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser with regard to portfolio investments for the Fund include Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") and Duff & Phelps, Inc. ("D&F"). Set forth below is a description of the relevant ratings of each such NRSRO. The description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the three highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Description of the three highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Description of the three highest long-term debt ratings by D&P:

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+ High credit quality Protection factors are strong. AA Risk is modest but may vary slightly from time to time AA- because of economic conditions.

         A+       Protection factors are average but adequate. However, risk
         A        factors are more variable and greater in periods of economic
         A-       stress.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         - Leading market positions in well-established industries.
         - High rates of return on Fund employed.
         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayments of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

D&P's description of the short-term debt ratings (D&P incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


ITEM 23.  EXHIBITS

         (a)(1)       Declaration of Trust(1).


         (a)(2) Establishment and Designation of Series of Shares (The Counter Bond Fund)(3).


         (b)          By-Laws(2).

         (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares(1).

         (d) Investment Advisory Agreement between Registrant and Proprietary Capital LLC.(3).

         (e) Distribution Agreement between Registrant and BISYS Fund Services, Inc.(3).

         (f)          Not Applicable.

         (g)          Custody Agreement(3).

         (h)(1) Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3).

         (h)(2) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3).

         (h)(3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3).

         (h)(4) Omnibus Fee Agreement between Registrant and BISYS Fund Services Ohio, Inc.(3).

         (h)(5) Expense Limitation Agreement between the Registrant and Proprietary Capital LLC(3).

         (i)          Legal Opinion(3)

         (j)          Not Applicable.

         (k)          Not Applicable.

         (l)          Not Applicable.

         (m)          Not Applicable.

         (n)          Not Applicable.

------------------

(1)     Filed with initial Registration Statement on January 8, 1992.
(2)     Filed with Post-Effective Amendment No. 2 on September 4, 1992.

(3)     Filed herewith.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 25. INDEMNIFICATION

         Article IV of the Registrant's Declaration of Trust states as follows:

         SECTION 4.3.  MANDATORY INDEMNIFICATION.

         (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and
                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Trustee or officer:

                  (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;
                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
                  (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i)
                  an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND THEIR OFFICERS AND DIRECTORS

                  Incorporated by reference to the responses in the current Form 10-K of UST Corp., on file with the Commission.

ITEM 27.          PRINCIPAL UNDERWRITER

                  (a) BISYS Fund Services, Limited Partnership ("BISYS Fund Services") acts as distributor for Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Performance Funds, the AmSouth Mutual Funds, The BB&T Mutual Funds Group, ESC Strategic Funds, Inc., The Eureka Funds, Fifth Third Funds, Governor Funds, Gradison Custodian Trust, Gradison Growth Trust, Gradison-McDonald Cash Reserves Trust, Gradison-McDonald Municipal Custodian Trust, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., The Kent Funds, Magna Funds, MMA Praxis Mutual Funds, Mercantile Mutual Funds, Inc., Meyers Investment Trust, M.S.D.&T Funds, Pacific Capital Funds, The Parkstone Advantage Fund, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, The Republic Advisors Funds Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds and The Vintage Mutual Funds, Inc.

                  (b) Partners of BISYS Fund Services, as of June 1, 1999, were as follows:

  Name and Principal Business  Position and Offices with   Position and Offices
         Address                   Underwriter               with Registrant

BISYS Fund Services, Inc.      Sole General Partner              None
3435 Stelzer Road
Columbus, Ohio  43219

WC Subsidiary Corporation      Sole Limited Partner              None
150 Clove Road
Little Falls, New Jersey  07424

                  (c)      Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

                  (a) The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Kensington Investment Group, Inc. (records relating to its function as investment adviser); BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent, administrator, fund accounting agent and distributor).

ITEM 29. MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30. UNDERTAKINGS.

                  None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this filing meets all the requirements for filing pursuant to Rule 485(b) under the Securities
Act of 1933 and has duly caused this Post-Effective Amendment No. 62 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 7th day of October, 1999.


                                                   THE COVENTRY GROUP

                                                   By:     /s/ Walter B. Grimm
                                                     -------------------------
                                                     Walter B. Grimm**


By:      /s/ Patrick W.D. Turley
         -------------------------------------------
         Patrick W.D. Turley, as attorney-in-fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


              Signature                     Title                      Date


/w/ Walter B. Grimm            Chairman, President and Trustee   October 7, 1999
--------------------------
Walter B. Grimm**

/w/ John H. Ferring IV                     Trustee               October 7, 1999
--------------------------
John H. Ferring IV***

/s/ Maurice G. Stark                       Trustee               October 7, 1999
--------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk                 Trustee               October 7, 1999
--------------------------
Michael M. Van Buskirk*

/s/ Gary R. Tenkman             Treasurer (Principal Financial   October 7, 1999
--------------------------           Accounting Officer)
Gary R. Tenkman****

By:      /s/ Patrick W.D. Turley
         -------------------------------------------
         Patrick W.D. Turley, as attorney-in-fact



* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 on May 1, 1996.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 39 on July 31, 1998.
**** Pursuant to power of attorney filed with Post-Effective Amendment No. 46 on May 14, 1999.